Investments - Held To Maturity - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity investments, due date	Oct. 31, 2023
Held to maturity investments, amortized cost	$ 25	$ 1,500
Held to maturity investments, recorded basis	$ 25	1,500
Held to maturity investments, estimated fair value		1,700
Held to maturity investments, gross unrealized holding gains		$ 164